Debt and Credit Agreements - Schedule of Credit Facilities (Details)	Dec. 31, 2023 CAD ($)
Line of Credit Facility [Line Items]
Total Amount	$ 2,550,000,000
Amount Drawn	0
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total Amount	250,000,000
Amount Drawn	0
Hydro One Inc. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total Amount	2,300,000,000
Amount Drawn	$ 0